Note N - Equity (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended			0 Months Ended	1 Months Ended		0 Months Ended			2 Months Ended	1 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 26, 2013 Subsequent Event [Member] InterDigital SPA [Member]	Feb. 26, 2013 Subsequent Event [Member] Private Investor SPA [Member]	Oct. 25, 2013 Subsequent Event [Member] Private Investor SPA [Member]	Nov. 08, 2013 Subsequent Event [Member] July Private Investor SPA [Member]	Oct. 25, 2013 Subsequent Event [Member] July Private Investor SPA [Member]	Feb. 26, 2013 Subsequent Event [Member]	Aug. 15, 2013 Contracted Compensation [Member] InterDigital SPA [Member]	Feb. 26, 2013 InterDigital SPA [Member]	Feb. 26, 2013 Private Investor SPA [Member]	Mar. 01, 2013 Private Investor SPA [Member]	Jul. 23, 2013 July Private Investor SPA [Member]
Note N - Equity (Details) [Line Items]
Preferred Stock, Shares Authorized			5,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.0001
Common Stock, Shares Authorized	170,000,000	170,000,000	170,000,000	170,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding	90,782,912	90,782,912	78,155,413	78,155,413
Common Stock, Shares, Issued (in Shares)	90,782,912	90,782,912	78,155,413	78,155,413		4,026,935	5,000,000
Sale of Stock, Price Per Share (in Dollars per share)						$ 0.10	$ 0.10	$ 0.15	$ 0.2684	$ 0.2722
Stock Issued During Period, Value, New Issues (in Dollars)						$ 402,693	$ 500,000						$ 4,026,935			$ 1,050,000
Stock Issued During Period, Value, New Issues						402,693	500,000						4,026,935			1,050,000
Stock Issued During Period Sale Price Per Share													0.10	0.10		0.30
Proceeds from Issuance of Common Stock		1,952,693									900,000		402,693
Purchase Exercise Or Conversion Price Per Share Threshold Of Common Stock													0.10			0.30
Stock Issued During Period, Shares, New Issues (in Shares)									54,614	357,452				5,000,000		3,500,006
Proceeds from Issuance of Private Placement														500,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs															46,176
Class of Warrant or Right, Outstanding (in Shares)			8,250,000	8,250,000	10,261,615			24,647,337				300,000				3,500,006
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)								0.25				0.10				0.40
Payments of Stock Issuance Costs		142,133														135,594
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)	100,558	179,998
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		2,350,000	600,000	845,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term		7 years
Investment Options, Exercise Price (in Dollars per share)		$ 0.174
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)								0.25				0.10				0.40
Fair Value Assumptions, Risk Free Interest Rate												0.70%
Fair Value Assumptions Expected Volatity Rate												0.34%
Fair Value Assumptions, Expected Volatility Rate												134.20%
Warrants and Rights Outstanding												$ 89,637